		UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		Washington, DC 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type

1	Name and address of issuer:
		Deutsche Variable Series II
		345 Park Avenue
		New York, N.Y 10154-0010

2	The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)		☐

		Deutsche Alternative Asset Allocation VIP

3	Investment Company Act File Number:		811-05002

	Securities Act File Number:		033-11802

4(a).	Last day of fiscal year for which this Form is filed:		December 31, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)		☐
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.		☐

5	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$175,372

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$15,950

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$0

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:			$15,950

(v)	Net sales - if item 5(i) is greater than item 5(iv)			$159,422.00
	[subtract item 5(iv) from item 5(i)]:

(vi)	Redemption credits available for use in future years
	- if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:		$0

(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.0001245

(viii)	Registration fee due [multiply item 5(v) by item 5(vii)]
	(enter “0” if no fee is due):			$19.85

6	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that
	were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:			0

	If there is a number of shares or other units that were registered pursuant to Rule 24e-2
	remaining unsold at the end of the fiscal year for which this form is filed that are available
	for use by the issuer in future fiscal years, then state that number here:			0

7	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s			$0.00
	fiscal year (see Instruction D):

8	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:			$19.85

9	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

	Method of Delivery:			Wire

	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer
	and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/Caroline Pearson	Date 3/20/18

		Caroline Pearson, Chief Legal Officer

	*Please print the name and title of the signing officer below the signature.

		UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		Washington, DC 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type

1	Name and address of issuer:
		Deutsche Variable Series II
		345 Park Avenue
		New York, N.Y 10154-0010

2	The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)		☐

	Deutsche CROCI U.S. VIP (fka, Deutsche Large Cap Value VIP)

3	Investment Company Act File Number:		811-05002

	Securities Act File Number:		033-11802

4(a).	Last day of fiscal year for which this Form is filed:		December 31, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)		☐
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.		☐

5	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$408,429

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$943,441

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$43,210,583.00

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:			$44,154,024

(v)	Net sales - if item 5(i) is greater than item 5(iv)			$0
	[subtract item 5(iv) from item 5(i)]:

(vi)	Redemption credits available for use in future years
	- if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:		($43,745,595)

(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.0001245

(viii)	Registration fee due [multiply item 5(v) by item 5(vii)]
	(enter “0” if no fee is due):			$0.00

6	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that
	were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:			0

	If there is a number of shares or other units that were registered pursuant to Rule 24e-2
	remaining unsold at the end of the fiscal year for which this form is filed that are available
	for use by the issuer in future fiscal years, then state that number here:			0

7	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s			$0.00
	fiscal year (see Instruction D):

8	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:			$0.00

9	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

	Method of Delivery:			N/A

	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer
	and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/Caroline Pearson	Date 3/20/18

		Caroline Pearson, Chief Legal Officer

	*Please print the name and title of the signing officer below the signature.

		UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		Washington, DC 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type

1	Name and address of issuer:
		Deutsche Variable Series II
		345 Park Avenue
		New York, N.Y 10154-0010

2	The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)		☐

		Deutsche Global Equity VIP

3	Investment Company Act File Number:		811-05002

	Securities Act File Number:		033-11802

4(a).	Last day of fiscal year for which this Form is filed:		December 31, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)		☐
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.		☐

5	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$0

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$0

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$15,886,098

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:			$15,886,098

(v)	Net sales - if item 5(i) is greater than item 5(iv)			$0.00
	[subtract item 5(iv) from item 5(i)]:

(vi)	Redemption credits available for use in future years
	- if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:		($15,886,098)

(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.0001245

(viii)	Registration fee due [multiply item 5(v) by item 5(vii)]
	(enter “0” if no fee is due):			$0.00

6	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that
	were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:			0

	If there is a number of shares or other units that were registered pursuant to Rule 24e-2
	remaining unsold at the end of the fiscal year for which this form is filed that are available
	for use by the issuer in future fiscal years, then state that number here:			0

7	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s			$0.00
	fiscal year (see Instruction D):

8	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:			$0.00

9	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

	Method of Delivery:			N/A

	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer
	and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/Caroline Pearson	Date 3/20/18

		Caroline Pearson, Chief Legal Officer

	*Please print the name and title of the signing officer below the signature.

		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, DC 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type

1	Name and address of issuer:
		Deutsche Variable Series II
		345 Park Avenue
		New York, N.Y 10154-0010

2	The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)		☐

		Deutsche Global Income Builder VIP

3	Investment Company Act File Number:		811-05002

	Securities Act File Number:		033-11802

4(a).	Last day of fiscal year for which this Form is filed:		December 31, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)		☐
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.		☐

5	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$234,245

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$407,351

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$72,631,302

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:			$73,038,653

(v)	Net sales - if item 5(i) is greater than item 5(iv)			$0.00
	[subtract item 5(iv) from item 5(i)]:

(vi)	Redemption credits available for use in future years
	- if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:		($72,804,408)

(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.0001245

(viii)	Registration fee due [multiply item 5(v) by item 5(vii)]
	(enter “0” if no fee is due):			$0.00

6	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that
	were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:			0

	If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:			0

7	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s			$0.00
	fiscal year (see Instruction D):

8	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:			$0.00

9	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

	Method of Delivery:			N/A

	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/Caroline Pearson	Date 3/20/18

		Caroline Pearson, Chief Legal Officer

	*Please print the name and title of the signing officer below the signature.

		UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		Washington, DC 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type

1	Name and address of issuer:
		Deutsche Variable Series II
		345 Park Avenue
		New York, N.Y 10154-0010

2	The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)		☐

		Deutsche Government & Agency Securities VIP

3	Investment Company Act File Number:		811-05002

	Securities Act File Number:		033-11802

4(a).	Last day of fiscal year for which this Form is filed:		December 31, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)		☐
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.		☐

5	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$78,100

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$6,244

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$5,871,546.00

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:			$5,877,790

(v)	Net sales - if item 5(i) is greater than item 5(iv)			$0.00
	[subtract item 5(iv) from item 5(i)]:

(vi)	Redemption credits available for use in future years
	- if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:		($5,799,690)

(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.0001245

(viii)	Registration fee due [multiply item 5(v) by item 5(vii)]
	(enter “0” if no fee is due):			$0.00

6	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that
	were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:			0

	If there is a number of shares or other units that were registered pursuant to Rule 24e-2
	remaining unsold at the end of the fiscal year for which this form is filed that are available
	for use by the issuer in future fiscal years, then state that number here:			0

7	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s			$0.00
	fiscal year (see Instruction D):

8	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:			$0.00

9	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

	Method of Delivery:			N/A

	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer
	and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/Caroline Pearson	Date 3/20/18

		Caroline Pearson, Chief Legal Officer

	*Please print the name and title of the signing officer below the signature.

		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, DC 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type

1	Name and address of issuer:
		Deutsche Variable Series II
		345 Park Avenue
		New York, N.Y 10154-0010

2	The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)		☐

		Deutsche Government Money Market VIP

3	Investment Company Act File Number:		811-05002

	Securities Act File Number:		033-11802

4(a).	Last day of fiscal year for which this Form is filed:		December 31, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)		☐
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.		☐

5	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$57,243,229

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$55,213,703

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$95,107,688

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:			$150,321,391

(v)	Net sales - if item 5(i) is greater than item 5(iv)			$0.00
	[subtract item 5(iv) from item 5(i)]:

(vi)	Redemption credits available for use in future years
	- if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:		($93,078,162)

(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.0001245

(viii)	Registration fee due [multiply item 5(v) by item 5(vii)]
	(enter “0” if no fee is due):			$0.00

6	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:			0

	If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:			0

7	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s			$0.00
	fiscal year (see Instruction D):

8	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:			$0.00

9	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

	Method of Delivery:			N/A

	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer
	and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/Caroline Pearson	Date 3/20/18

		Caroline Pearson, Chief Legal Officer

	*Please print the name and title of the signing officer below the signature.

		UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		Washington, DC 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type

1	Name and address of issuer:
		Deutsche Variable Series II
		345 Park Avenue
		New York, N.Y 10154-0010

2	The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)		☐

		Deutsche High Income VIP

3	Investment Company Act File Number:		811-05002

	Securities Act File Number:		033-11802

4(a).	Last day of fiscal year for which this Form is filed:		December 31, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)		☐
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.		☐

5	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$64,535

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$88,064

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$5,623,179.00

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:			$5,711,243

(v)	Net sales - if item 5(i) is greater than item 5(iv)			$0
	[subtract item 5(iv) from item 5(i)]:

(vi)	Redemption credits available for use in future years
	- if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:		($5,646,708)

(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.0001245

(viii)	Registration fee due [multiply item 5(v) by item 5(vii)]
	(enter “0” if no fee is due):			$0.00

6	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that
	were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:			0

	If there is a number of shares or other units that were registered pursuant to Rule 24e-2
	remaining unsold at the end of the fiscal year for which this form is filed that are available
	for use by the issuer in future fiscal years, then state that number here:			0

7	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s			$0.00
	fiscal year (see Instruction D):

8	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:			$0.00

9	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

	Method of Delivery:			N/A

	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer
	and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/Caroline Pearson	Date 3/20/18

		Caroline Pearson, Chief Legal Officer

	*Please print the name and title of the signing officer below the signature.

		UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		Washington, DC 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type

1	Name and address of issuer:
		Deutsche Variable Series II
		345 Park Avenue
		New York, N.Y 10154-0010

2	The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)		☐

	Deutsche International Growth VIP (fka, Deutsche Global Growth VIP)

3	Investment Company Act File Number:		811-05002

	Securities Act File Number:		033-11802

4(a).	Last day of fiscal year for which this Form is filed:		December 31, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)		☐
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.		☐

5	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$217,595

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$17,050

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$1,179,189.00

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:			$1,196,239

(v)	Net sales - if item 5(i) is greater than item 5(iv)			$0
	[subtract item 5(iv) from item 5(i)]:

(vi)	Redemption credits available for use in future years
	- if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:		($978,644)

(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.0001245

(viii)	Registration fee due [multiply item 5(v) by item 5(vii)]
	(enter “0” if no fee is due):			$0.00

6	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that
	were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:			0

	If there is a number of shares or other units that were registered pursuant to Rule 24e-2
	remaining unsold at the end of the fiscal year for which this form is filed that are available
	for use by the issuer in future fiscal years, then state that number here:			0

7	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s			$0.00
	fiscal year (see Instruction D):

8	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:			$0.00

9	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

	Method of Delivery:			N/A

	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer
	and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/Caroline Pearson	Date 3/20/18

		Caroline Pearson, Chief Legal Officer

	*Please print the name and title of the signing officer below the signature.

		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, DC 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type

1	Name and address of issuer:
		Deutsche Variable Series II
		345 Park Avenue
		New York, N.Y 10154-0010

2	The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)		☐

		Deutsche Multisector Income VIP (fka, Deutsche Unconstrained Income VIP)

3	Investment Company Act File Number:		811-05002

	Securities Act File Number:		033-11802

4(a).	Last day of fiscal year for which this Form is filed:		December 31, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)		☐
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.		☐

5	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$73,905

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$43,772

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$2,452,097.00

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:			$2,495,869

(v)	Net sales - if item 5(i) is greater than item 5(iv)			$0
	[subtract item 5(iv) from item 5(i)]:

(vi)	Redemption credits available for use in future years
	- if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:		($2,421,964)

(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.0001245

(viii)	Registration fee due [multiply item 5(v) by item 5(vii)]
	(enter “0” if no fee is due):			$0.00

6	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that
	were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:			0

	If there is a number of shares or other units that were registered pursuant to Rule 24e-2
	remaining unsold at the end of the fiscal year for which this form is filed that are available
	for use by the issuer in future fiscal years, then state that number here:			0

7	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s			$0.00
	fiscal year (see Instruction D):

8	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:			$0.00

9	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

	Method of Delivery:			N/A

	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer
	and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/Caroline Pearson	Date 3/20/18

		Caroline Pearson, Chief Legal Officer

	*Please print the name and title of the signing officer below the signature.

		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, DC 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type

1	Name and address of issuer:
		Deutsche Variable Series II
		345 Park Avenue
		New York, N.Y 10154-0010

2	The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)		☐

		Deutsche Small Mid Cap Growth VIP

3	Investment Company Act File Number:		811-05002

	Securities Act File Number:		033-11802

4(a).	Last day of fiscal year for which this Form is filed:		December 31, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)		☐
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.		☐

5	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$2,208,893

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$906,768

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$9,251,309.00

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:			$10,158,077

(v)	Net sales - if item 5(i) is greater than item 5(iv)			$0
	[subtract item 5(iv) from item 5(i)]:

(vi)	Redemption credits available for use in future years
	- if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:		($7,949,184)

(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.0001245

(viii)	Registration fee due [multiply item 5(v) by item 5(vii)]
	(enter “0” if no fee is due):			$0.00

6	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that
	were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:			0

	If there is a number of shares or other units that were registered pursuant to Rule 24e-2
	remaining unsold at the end of the fiscal year for which this form is filed that are available
	for use by the issuer in future fiscal years, then state that number here:			0

7	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s			$0.00
	fiscal year (see Instruction D):

8	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:			$0.00

9	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

	Method of Delivery:			N/A

	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/Caroline Pearson	Date 3/20/18

		Caroline Pearson, Chief Legal Officer

	*Please print the name and title of the signing officer below the signature.

		UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		Washington, DC 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type

1	Name and address of issuer:
		Deutsche Variable Series II
		345 Park Avenue
		New York, N.Y 10154-0010

2	The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)		☐

		Deutsche Small Mid Cap Value VIP

3	Investment Company Act File Number:		811-05002

	Securities Act File Number:		033-11802

4(a).	Last day of fiscal year for which this Form is filed:		December 31, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)		☐
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.		☐

5	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$2,418,604

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$7,452,657

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$33,454,789.00

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:			$40,907,446

(v)	Net sales - if item 5(i) is greater than item 5(iv)			$0
	[subtract item 5(iv) from item 5(i)]:

(vi)	Redemption credits available for use in future years
	- if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:		($38,488,842)

(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.0001245

(viii)	Registration fee due [multiply item 5(v) by item 5(vii)]
	(enter “0” if no fee is due):			$0.00

6	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that
	were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:			0

	If there is a number of shares or other units that were registered pursuant to Rule 24e-2
	remaining unsold at the end of the fiscal year for which this form is filed that are available
	for use by the issuer in future fiscal years, then state that number here:			0

7	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s			$0.00
	fiscal year (see Instruction D):

8	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:			$0.00

9	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

	Method of Delivery:			N/A

	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer
	and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/Caroline Pearson	Date 3/20/18

		Caroline Pearson, Chief Legal Officer

	*Please print the name and title of the signing officer below the signature.